Earnings per Share (Anti-dilutive Securities) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings (Loss) Per Share [Line Items]
Weighted average number of shares outstanding, diluted									14,290,000	14,128,000	13,919,000
Weighted average number of shares outstanding, basic									14,142,000	14,128,000	13,919,000
Net income	$ 4,891	$ 4,676	$ 4,048	$ 3,645	$ 3,456	$ 1,992	$ 2,762	$ 2,684	$ 17,260	$ 10,894	$ 289
Preferred stock dividends									80	80	80
Earnings per share, basic (in dollars per share)	$ 0.34	$ 0.33	$ 0.28	$ 0.26	$ 0.24	$ 0.14	$ 0.19	$ 0.19	$ 1.21	$ 0.77	$ 0.02
Net Income (Loss) Available to Common Stockholders, Basic									17,180	10,814	209
Effect of dilutive securities, stock options									148,000	0	0
Earnings per share, diluted (in dollars per share)	$ 0.34	$ 0.32	$ 0.28	$ 0.26	$ 0.24	$ 0.14	$ 0.19	$ 0.19	$ 1.20	$ 0.77	$ 0.02
Income (loss) available to common stockholders, diluted									$ 17,180	$ 10,814	$ 209
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings (Loss) Per Share [Line Items]
Antidilutive securities excluded from computation of earnings (loss) per share									603,813	1,273,731	1,076,067